Biological assets - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about biological assets [line items]
Biological assets		$ 419,442	$ 522,894
Percentage of reasonably possible increase in estimated costs		10.00%	10.00%
Percentage of reasonably possible decrease in estimated costs		10.00%	10.00%
Minimum | Abnormally changes in production quantity
Disclosure of detailed information about biological assets [line items]
Crop yield reduction (percentage)	0.18
Maximum | Abnormally changes in production quantity
Disclosure of detailed information about biological assets [line items]
Crop yield reduction (percentage)	0.60
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		$ 23,300	$ 18,500
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		23,300	18,500
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		3,400	3,800
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		3,400	3,800
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		6,500	6,000
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		$ 6,500	$ 6,000